Securities Act File No. 333-158243

As filed with the Securities and Exchange Commission on August 7, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    |X|
Pre-Effective Amendment No.        |_|
Post-Effective Amendment No. 1    |X|

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301)296-5100
(Registrant's Area Code and Telephone Number)

Carl G. Verboncoeur
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and Address of Agent for Service of Process)

Copies to:

Amy J. Lee
Security Investors, LLC
One Security Benefit Place
Topeka, Kansas 66636-0001

Approximate Date of Proposed Public Offering:

This filing is effective immediately pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Rydex Series Funds (the "Registrant" or the "Trust") is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

  no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

  officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

  expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 16.	Exhibits
1.	(a)	Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.
	(b)	Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.
	(c)	Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.
	(d)	Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 1, 2000.
	(e)	Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

2.	Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.
3.	Not applicable.
4.	Agreement and Plan of Reorganization between Security Cash Fund and Rydex Series Funds, on behalf of U.S. Government Money Market Fund series — See Appendix A to the Proxy Statement/Prospectus.
5.	Not applicable.
6.	(a) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.
(b) Schedule A as last amended August 27, 2008 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on December 17, 2008.
7.	Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.
8.	Not applicable.
9.	(a) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A(File No. 033-59692), as filed with the SEC on October 30, 1996.
(b) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.
(c) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.
10.	(a) Amendment dated August 27, 2008 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on December 17, 2008.
11.	Opinion and Consent of Counsel is incorporated herein by reference to exhibits filed with the Registrant's Initial Registration Statement (File No. 333-158243), as filed with the SEC on March 27, 2009.
12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — filed herewith.

13.	(a)	Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.
	(b)	Amendment dated August 27, 2008 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on December 17, 2008.
	(c)	Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.
	(d)	Amendment dated August 27, 2008 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on December 17, 2008.
14.	Consents of independent registered public accounting firm — is incorporated herein by reference to exhibits filed with the Registrant's Initial Registration Statement (File No. 333-158243), as filed with the SEC on March 27, 2009.
15.	Not applicable.
16.	Powers of attorney -- is incorporated herein by reference to exhibits filed with the Registrant's Initial Registration Statement (File No. 333-158243), as filed with the SEC on March 27, 2009.
17.	Not applicable.

Item 17.	Undertakings
  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 7th day of August, 2009.

RYDEX SERIES FUNDS

By:	/s/ CARL G. VERBONCOEUR
Carl G. Verboncoeur President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ CARL G. VERBONCOEUR	President	August 7, 2009
Carl G. Verboncoeur
	Member of the Board of Trustees	August 7, 2009
J.Kenneth Dalton*
	Member of the Board of Trustees	August 7, 2009
John O. Demaret*
	Member of the Board of Trustees	August 7, 2009
Patrick T. McCarville*
	Member of the Board of Trustees	August 7, 2009
Roger Somers*
	Member of the Board of Trustees	August 7, 2009
Corey A. Colehour*
/s/ MICHAEL P. BYRUM	Member of the Board of Trustees	August 7, 2009
Michael P. Byrum
	Member of the Board of Trustees	August 7, 2009
Werner E. Keller*
	Member of the Board of Trustees	August 7, 2009
Thomas F. Lydon*
/s/ NICK BONOS	Vice President and Treasurer	August 7, 2009
Nick Bonos
*By: /s/ MICHAEL P. BYRUM		August 7, 2009
Michael P. Byrum Attorney-in-Fact**

**Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers - Filed herewith.

EXHIBIT INDEX

  Tax Opinion